FINANCIAL ASSETS AND LIABILITIES (Details 10) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost	$ 558,000,000	$ 512,000,000
Financial assets at fair value through profit and loss	730,000,000	601,000,000
Subtotal financial assets	1,288,000,000	1,113,000,000
Non financial assets	31,000,000	25,000,000
Total assets	1,319,000,000	1,138,000,000
Financial liabilities at amortized cost	1,911,000,000	1,628,000,000
Financial liabilities at fair value through profit and loss	2,000,000
Subtotal financial liabilities	1,913,000,000	1,628,000,000
Non financial liabilities	4,000,000	4,000,000
Total liabilities	1,917,000,000	1,632,000,000
Trade And Other Liabilities [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost	298,000,000	190,000,000
Financial liabilities at fair value through profit and loss
Subtotal financial liabilities	298,000,000	190,000,000
Non financial liabilities	4,000,000	4,000,000
Total liabilities	302,000,000	194,000,000
Borrowing [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost	1,613,000,000	1,438,000,000
Financial liabilities at fair value through profit and loss
Subtotal financial liabilities	1,613,000,000	1,438,000,000
Non financial liabilities
Total liabilities	1,613,000,000	1,438,000,000
Derivative Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost
Financial liabilities at fair value through profit and loss	2,000,000
Subtotal financial liabilities	2,000,000
Non financial liabilities
Total liabilities	2,000,000
Trade Receivables And Other Receivables [Member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost	437,000,000	376,000,000
Financial assets at fair value through profit and loss	22,000,000	30,000,000
Subtotal financial assets	459,000,000	406,000,000
Non financial assets	31,000,000	25,000,000
Total assets	490,000,000	431,000,000
Financial Assets At Amortized Cost [Member] | Term Deposit [Member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost	101,000,000	100,000,000
Financial assets at fair value through profit and loss
Subtotal financial assets	101,000,000	100,000,000
Non financial assets
Total assets	101,000,000	100,000,000
Financial Assets At Amortized Cost [Member] | Notes Receivables [Member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost	9,000,000	10,000,000
Financial assets at fair value through profit and loss
Subtotal financial assets	9,000,000	10,000,000
Non financial assets
Total assets	9,000,000	10,000,000
Financial Assets At Amortized Cost [Member] | Corporate Securities [Member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost
Financial assets at fair value through profit and loss		19,000,000
Subtotal financial assets		19,000,000
Non financial assets
Total assets		19,000,000
Financial Assets At Fair Value Through Profit And Loss [Member] | Government Securities [Member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost
Financial assets at fair value through profit and loss	279,000,000	278,000,000
Subtotal financial assets	279,000,000	278,000,000
Non financial assets
Total assets	279,000,000	278,000,000
Financial Assets At Fair Value Through Profit And Loss [Member] | Corporate Bonds [Member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost
Financial assets at fair value through profit and loss	116,000,000
Subtotal financial assets	116,000,000
Non financial assets
Total assets	116,000,000
Financial Assets At Fair Value Through Profit And Loss [Member] | Shares [Member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost
Financial assets at fair value through profit and loss	187,000,000	149,000,000
Subtotal financial assets	187,000,000	149,000,000
Non financial assets
Total assets	187,000,000	149,000,000
Financial Assets At Fair Value Through Profit And Loss [Member] | Investment funds [member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost
Financial assets at fair value through profit and loss	31,000,000	41,000,000
Subtotal financial assets	31,000,000	41,000,000
Non financial assets
Total assets	31,000,000	41,000,000
Cash And Cash Equivalent [Member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost	11,000,000	26,000,000
Financial assets at fair value through profit and loss	95,000,000	84,000,000
Subtotal financial assets	106,000,000	110,000,000
Non financial assets
Total assets	$ 106,000,000	$ 110,000,000